Summary of Significant Accounting Policies and Recent Accounting Pronouncements - Narrative (Details)		12 Months Ended
	Jan. 01, 2018 USD ($)	Dec. 31, 2018 USD ($) reporting_unit asset_group unit $ / shares	Dec. 31, 2017 USD ($) $ / shares	Dec. 31, 2016 USD ($) $ / shares	Jan. 01, 2019 USD ($)
Basis of presentation
Number of wireless connections		5,000,000
Wireline and Cable connections		1,200,000
FCC licenses, number of accounting units | unit		8
FCC licenses, Number of accounting units, built licenses | unit		1
FCC licenses, number of accounting units, unbuilt licenses | unit		7
Depreciation, amortization and accretion		$ 883,000,000	$ 844,000,000	$ 850,000,000
Net income		175,000,000	157,000,000	52,000,000
Advertising costs		230,000,000	228,000,000	263,000,000
Selling, general and administrative		1,694,000,000	1,689,000,000	1,762,000,000
Other, net		2,000,000	4,000,000	3,000,000
Income (loss) before income taxes		221,000,000	(122,000,000)	92,000,000
Accounting Standards Update 2017-07
Basis of presentation
Net income			$ 0	$ 0
Basic and diluted earnings (loss) per share available to TDS common shareholders (in dollars per share) | $ / shares			$ 0	$ 0
Selling, general and administrative			$ 3,000,000	$ 3,000,000
Other, net			3,000,000	3,000,000
Income (loss) before income taxes			0	0
Accounting Standards Update 2016-02 | Pro Forma
Basis of presentation
Right-of-use asset					$ 1,000,000,000
Lease liability					$ 1,100,000,000
U.S. Cellular
Basis of presentation
Depreciation, amortization and accretion		640,000,000	615,000,000	618,000,000
Net income		164,000,000	15,000,000	49,000,000
Agent liability		59,000,000	61,000,000
Selling, general and administrative		1,388,000,000	1,412,000,000	1,480,000,000
Other, net		(1,000,000)	0	1,000,000
Income (loss) before income taxes		$ 215,000,000	(272,000,000)	82,000,000
TDS Telecom
Basis of presentation
Number of reporting units | reporting_unit		2
Asset groups | asset_group		2
Depreciation, amortization and accretion		$ 212,000,000	195,000,000	196,000,000
Net income		89,000,000	138,000,000	54,000,000
Selling, general and administrative		254,000,000	248,000,000	250,000,000
Other, net		2,000,000	3,000,000	3,000,000
Income (loss) before income taxes		$ 105,000,000	125,000,000	$ 85,000,000
US Cellular
Basis of presentation
Asset groups | asset_group		1
Franchise rights
Basis of presentation
Useful life		15 years
Franchise rights | Intangible Assets, Amortization Period
Basis of presentation
Useful life		15 years
Renewal period		10 years
Impairment of intangible assets	$ 0
Depreciation, amortization and accretion		$ 17,000,000
Net income		$ (13,000,000)
Basic and diluted earnings (loss) per share available to TDS common shareholders (in dollars per share) | $ / shares		$ (0.11)
Licenses
Basis of presentation
Renewal period		12 years
Licenses | U.S. Cellular
Basis of presentation
Impairment of intangible assets		$ 0	$ 0
Minimum | Leasehold Improvements
Basis of presentation
Assets, useful life		1 year
Minimum | Licenses
Basis of presentation
Renewal period		10 years
Maximum | Leasehold Improvements
Basis of presentation
Assets, useful life		30 years
Maximum | Licenses
Basis of presentation
Renewal period		15 years
US Cellular
Basis of presentation
TDS ownership of U.S. Cellular		82.00%